Background and Nature of Operations	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Nature of Operations
Note 1: Background and Nature of Operations
King Pubco, Inc. (“the Company” or “Pubco”) was incorporated in Delaware on March 5, 2021. The Company was formed for the purpose of completing the transactions contemplated by the Plan of Merger, dated March 12, 2021 (the “Merger Agreement”) by and among the Company, Cerberus Telecom Acquisition Holdings, LLC (“CTAC” or the “Sponsor”), a Delaware corporation, King Corp Merger Sub, Inc. (“Corp Merger Sub”), a Delaware corporation and direct, wholly owned subsidiary of the CTAC, King LLC Merger Sub, LLC (“LLC Merger Sub”), a Delaware limited liability company and direct, wholly owned subsidiary of the Company, and Maple Holdings Inc. (“KORE”), a Delaware corporation. Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which, among other things, (i) on the day immediately prior to the Closing Date (as defined in the Merger Agreement), CTAC will merge with and into LLC Merger Sub (the “Pubco Merger”), with LLC Merger Sub being the surviving entity of the Pubco Merger and Pubco as parent of the surviving entity, (ii) on the Closing Date and immediately prior to the First Merger (as defined below), the Sponsor will contribute 100% of its equity interests in Corp Merger Sub to Pubco (the “Corp Merger Sub Contribution”), as a result of which Corp Merger Sub will become a wholly owned subsidiary of Pubco, (iii) following the Corp Merger Sub Contribution, Corp Merger Sub will merge with and into KORE (the “First Merger”), with KORE being the surviving corporation of the First Merger; and (iv) immediately following the First Merger and as part of the same overall transaction as the First Merger, KORE will merge with and into LLC Merger Sub (the “Second Merger” and, together with the First Merger, being collectively referred to as the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”), with LLC Merger Sub being the surviving entity of the Second Merger and Pubco being the sole member of LLC Merger Sub.

Note 1: Background and Nature of Operations
KORE Group Holdings, Inc. (the “
Company
”) was incorporated in Delaware on March 5, 2021. The Company was formed for the purpose of completing the transactions contemplated by the Plan of Merger, dated March 12, 2021 (the “
Merger Agreement
”) by and among the Company, Cerberus Telecom Acquisition Holdings, LLC (“
Sponsor
”), a Delaware limited liability company, King Corp Merger Sub, Inc. (“
Corp Merger Sub
”), a Delaware corporation, King LLC Merger Sub, LLC (“
LLC Merger Sub
”), a Delaware limited liability company and direct, wholly owned subsidiary of the Company, and Maple Holdings Inc. (“
Maple
”), a Delaware corporation. Pursuant to the Merger Agreement, the parties thereto entered into a business combination transaction (the “
Business Combination
”) pursuant to which, among other things, (i) on the day immediately prior to the Closing Date (as defined in the Merger Agreement), CTAC merged with and into LLC Merger Sub (the “
Pubco
 Merger
”), with LLC Merger Sub being the surviving entity of the Pubco Merger and the Company as parent of the surviving entity, (ii) on the Closing Date and immediately prior to the First Merger (as defined below), the Sponsor contributed 100% of its equity interests in Corp Merger Sub to the Company (the “
Corp Merger Sub Contribution
”), as a result of which Corp Merger Sub will become a wholly owned subsidiary of the Company, (iii) following the Corp Merger Sub Contribution, Corp Merger Sub merged with and into Maple (the “
First Merger
”), with Maple being the surviving corporation of the First Merger; and (iv) immediately following the First Merger and as part of the same overall transaction as the First Merger, Maple merged with and into LLC Merger Sub (the “
Second Merger
” and, together with the First Merger, being collectively referred to as the “
Mergers
” and, together with the other transactions contemplated by the Merger Agreement, the “
Transactions
” and the closing of the Transactions, the “
Closing
”), with LLC Merger Sub being the surviving entity of the Second Merger and the Company being the sole member of LLC Merger Sub.